Derivative Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Our earnings and financial position are affected by changes in gold values. In fiscal year 2012, we began using derivative financial instruments in order to manage our commodity price risk associated with the forecasted sales of gold scrap. These derivatives are not designated as hedges, and according to FASB ASC 815-20-25, “Derivatives and Hedging — Recognition,” changes in their fair value are recorded directly in earnings. As of September 30, 2012, we no outstanding collars and therefore had no balance outstanding recorded on our balance sheet.
The table below presents the effect of our derivative financial instruments on the Consolidated Statements of Operations for fiscal years ended September 30, 2012, 2011 and 2010:

		(Gains) Losses Recognized in Income
		Fiscal Year Ended September 30,
Derivative Instrument	Location of (Gain) or Loss	2012	2011	2010
		(in thousands)
Non-designated derivatives:
Gold Collar	Other (income) expense	$(151)	$—	$—